Nature of Business - Drop Down Assets (Details) - USD ($) $ in Millions	Mar. 27, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Pro-Rate Share of Debt Held by Unconsolidated Affiliates		$ 589
Agua Caliente Borrower 2 [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		16.00%
Subsequent Event [Member] | Agua Caliente Borrower 2 [Member]
Business Acquisition [Line Items]
Pro-Rate Share of Debt Held by Unconsolidated Affiliates	$ 135
Subsequent Event [Member] | March 2017 Drop Down Assets [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	130
Business Acquisition, Consideration Transferred, Working Capital	1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	$ 328
Subsequent Event [Member] | Agua Caliente [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	16.00%